Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (9.5%)
	Goodman Group	8,078,587	133,391
	Scentre Group	24,661,484	51,201
	Dexus Industria REIT (XASX)	5,111,494	37,211
	Mirvac Group	18,735,564	34,720
	Stockland	11,346,533	32,706
	GPT Group	9,104,936	32,265
	Charter Hall Group	2,215,139	26,533
	Lendlease Corp. Ltd.	3,270,662	23,145
	Vicinity Centres	18,376,517	21,304
	Shopping Centres Australasia Property Group	5,285,529	10,560
	Charter Hall Long Wale REIT	2,883,000	9,862
	National Storage REIT	5,124,339	8,983
	Charter Hall Retail REIT	2,466,859	7,039
	Centuria Industrial REIT	2,567,384	6,942
	Ingenia Communities Group	1,733,581	6,779
[1]	Waypoint REIT	3,425,901	6,581
	BWP Trust	2,283,454	6,440
	Centuria Capital Group	2,996,033	6,367
	Arena REIT	1,638,393	5,461
	Lifestyle Communities Ltd.	450,941	5,405
	Aventus Group	1,947,454	4,461
	Abacus Property Group	1,813,957	4,433
	Charter Hall Social Infrastructure REIT	1,570,381	4,278
*,1	Home Consortium Ltd.	866,544	4,020
	Cromwell Property Group	6,711,184	4,004
	Growthpoint Properties Australia Ltd.	1,390,315	3,885
	Rural Funds Group	1,806,871	3,657
	Irongate Group	2,477,087	3,242
	Centuria Office REIT	2,093,221	3,206
	HomeCo Daily Needs REIT	2,585,256	2,497
	Dexus Industria REIT	1,058,815	2,342
	Hotel Property Investments	912,840	2,236
	GDI Property Group	2,401,425	1,754
	Cedar Woods Properties Ltd.	309,669	1,130
			518,040
Austria (0.5%)
*,1	IMMOFINANZ AG	457,609	11,871
	CA Immobilien Anlagen AG (XWBO)	222,158	8,107
	S IMMO AG	198,825	5,095
*,2	CA Immobilien Anlagen AG	344,780	—
			25,073

		Shares	Market Value ($000)
Belgium (2.2%)
	Warehouses De Pauw CVA	666,591	28,678
	Aedifica SA	172,637	20,764
*	Cofinimmo SA	139,966	20,648
	VGP NV	42,436	12,025
	Shurgard Self Storage SA	118,273	6,818
	Montea NV	48,410	6,696
	Xior Student Housing NV	89,723	4,911
	Befimmo SA	115,784	4,341
	Retail Estates NV	53,896	4,341
	Care Property Invest NV	122,272	3,478
	Intervest Offices & Warehouses NV	112,129	3,440
[1]	Immobel SA	19,425	1,732
			117,872
Brazil (0.5%)
*	BR Malls Participacoes SA	4,099,453	7,434
	Multiplan Empreendimentos Imobiliarios SA	1,255,010	5,081
*	Iguatemi SA (BVMF)	923,840	3,479
	Aliansce Sonae Shopping Centers SA	630,037	2,690
	JHSF Participacoes SA	1,434,596	1,737
	BR Properties SA	890,371	1,214
	LOG Commercial Properties e Participacoes SA	198,714	1,058
*	Terra Santa Propriedades Agricolas SA	144,500	536
	Lavvi Empreendimentos Imobiliarios Ltda	391,486	426
[3]	Mitre Realty Empreendimentos E Participacoes LTDA	226,858	325
	SYN prop e tech SA	229,298	313
*	Moura Dubeux Engenharia SA	218,122	269
*	HBR Realty Empreendimentos Imobiliarios SA	168,978	254
	Iguatemi SA	60	—
			24,816
Canada (3.1%)
[1]	Tricon Capital Group Inc.	1,305,673	19,136
[1]	Canadian Apartment Properties REIT	403,149	17,732
[1]	RioCan REIT	739,972	12,882
	Granite REIT	152,559	11,579
[1]	Allied Properties REIT	295,493	10,398
[1]	Choice Properties REIT	760,312	8,679
[1]	SmartCentres REIT	336,025	8,126
[1]	First Capital REIT	509,824	7,123
[1]	Summit Industrial Income REIT	407,861	6,931
[1]	H&R REIT	669,752	6,807
	Dream Industrial REIT	533,563	6,619
[1]	NorthWest Healthcare Properties REIT	504,909	5,315
[1]	Boardwalk REIT	108,220	4,762
[1]	Killam Apartment REIT	256,146	4,407
	InterRent REIT	324,376	4,068
	Cominar REIT	423,754	3,897
	DREAM Unlimited Corp. Class A	109,352	3,444
[1]	CT REIT	246,383	3,285
[1]	Crombie REIT	225,850	3,076
[1]	Artis REIT	290,108	2,773
[1]	Dream Office REIT	114,891	2,222
	Morguard Corp.	20,551	2,121
	Primaris REIT	166,939	1,861
[1]	Slate Grocery REIT	136,689	1,611
[1,3]	Minto Apartment REIT	92,228	1,598
[1]	Morguard North American Residential REIT	90,922	1,253

		Shares	Market Value ($000)
[1]	True North Commercial REIT	205,301	1,168
[1]	Automotive Properties REIT	91,056	1,028
[1]	Nexus REIT	108,535	1,016
[1]	Plaza Retail REIT	235,884	867
[1]	European Residential REIT	204,797	690
[1]	Slate Office REIT	155,044	613
[1]	Inovalis REIT	75,863	590
[1]	BTB REIT	165,617	520
			168,197
Chile (0.1%)
*	Parque Arauco SA	3,177,344	3,677
	Cencosud Shopping SA	2,246,172	2,655
	Plaza SA	1,355,153	1,583
			7,915
China (8.8%)
	China Resources Land Ltd.	13,556,446	65,527
	China Overseas Land & Investment Ltd.	17,680,710	52,184
[3]	Longfor Group Holdings Ltd.	7,505,008	45,021
	Country Garden Holdings Co.	34,196,163	28,087
	Wharf Holdings Ltd.	6,533,652	22,329
	China Vanke Co. Ltd. Class H	7,711,483	19,936
	Sunac China Holdings Ltd.	15,793,136	19,462
	CIFI Holdings Group Co. Ltd.	19,989,400	13,059
	China Vanke Co. Ltd. Class A	3,944,408	12,649
	Poly Developments and Holdings Group Co. Ltd. Class A	4,541,017	11,202
	China Jinmao Holdings Group Ltd.	25,229,054	9,165
[1]	Hopson Development Holdings Ltd.	3,273,481	6,821
*	Seazen Group Ltd.	9,876,666	6,682
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,005,315	6,423
[1]	Greentown China Holdings Ltd.	3,662,814	6,048
	Yuexiu Property Co. Ltd.	5,879,218	5,974
*,1,3	China Logistics Property Holdings Co. Ltd.	8,684,000	4,907
	C&D International Investment Group Ltd.	2,561,000	4,865
	China Overseas Grand Oceans Group Ltd.	8,112,079	4,847
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,267,140	4,845
	Seazen Holdings Co. Ltd. Class A	857,702	4,489
[1]	Shimao Group Holdings Ltd.	6,061,664	4,467
	Yuexiu REIT	10,603,576	4,446
	Zhenro Properties Group Ltd.	9,311,000	4,422
	Powerlong Real Estate Holdings Ltd.	6,876,139	3,838
	Sino-Ocean Group Holding Ltd.	14,802,829	3,636
[1]	Agile Group Holdings Ltd.	6,849,409	3,631
	Gemdale Corp. Class A	1,720,532	3,507
[1]	Guangzhou R&F Properties Co. Ltd. Class H	7,821,013	3,481
	Gemdale Properties & Investment Corp. Ltd.	29,196,000	3,260
*	Kwg Group Holdings Ltd.	5,581,658	3,052
	Shenzhen Investment Ltd.	11,830,201	2,779
	Shoucheng Holdings Ltd.	13,498,000	2,484
	Poly Property Group Co. Ltd.	9,339,048	2,456
	Zhuguang Holdings Group Co. Ltd.	11,342,000	2,450
[1]	Logan Group Co. Ltd.	3,926,984	2,445
	Shui On Land Ltd.	17,216,538	2,434
*,3	Red Star Macalline Group Corp. Ltd. Class H	4,014,236	2,215
[1]	Jiayuan International Group Ltd.	5,832,000	2,026
*	SOHO China Ltd.	8,870,045	1,938
[1]	China Evergrande Group	8,798,921	1,880
	Tianjin Guangyu Development Co. Ltd. Class A	530,450	1,763

		Shares	Market Value ($000)
	China SCE Group Holdings Ltd.	7,816,766	1,746
*,1	Radiance Holdings Group Co. Ltd.	3,068,000	1,725
	Shanghai Lingang Holdings Corp. Ltd. Class A	731,261	1,668
[3]	Midea Real Estate Holding Ltd.	1,109,816	1,640
	China South City Holdings Ltd.	20,332,111	1,625
[1]	Datang Group Holdings Ltd.	2,556,000	1,584
[1]	Redsun Properties Group Ltd.	4,571,000	1,555
[1,3]	Redco Properties Group Ltd.	4,368,000	1,503
	Times China Holdings Ltd.	3,770,000	1,461
	Shanghai Wanye Enterprises Co. Ltd. Class A	365,542	1,446
	Jinke Properties Group Co. Ltd. Class A	2,028,945	1,438
	Skyfame Realty Holdings Ltd.	12,711,012	1,370
[1]	Zhongliang Holdings Group Co. Ltd.	2,909,500	1,368
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	817,264	1,360
*	Kaisa Group Holdings Ltd.	11,971,944	1,354
*,1	Dexin China Holdings Co. Ltd.	3,866,000	1,311
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	572,772	1,239
[1]	China Aoyuan Group Ltd.	6,060,000	1,215
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,354,599	1,211
*	Nam Tai Property Inc.	134,007	1,205
[1]	Ganglong China Property Group Ltd.	2,003,000	1,204
	RiseSun Real Estate Development Co. Ltd. Class A	1,676,879	1,180
	Shanghai Lingang Holdings Corp. Ltd. Class B	1,004,789	1,124
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,200,647	1,123
*	Ronshine China Holdings Ltd.	2,631,500	1,089
[1]	Yincheng International Holding Co. Ltd.	2,712,000	1,084
	Road King Infrastructure Ltd.	1,083,000	1,028
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,477,888	1,009
[1]	China Merchants Commercial REIT	2,844,000	1,002
*,1	Leading Holdings Group Ltd.	1,314,000	991
	Financial Street Holdings Co. Ltd. Class A	1,105,518	986
[1]	Huijing Holdings Co. Ltd.	3,918,000	969
	Beijing Capital Development Co. Ltd. Class A	992,876	912
*,1	Sunkwan Properties Group Ltd.	3,414,000	863
	Joy City Property Ltd.	16,947,500	828
	Shanghai Industrial Urban Development Group Ltd.	8,418,799	813
	Huafa Industrial Co. Ltd. Zhuhai Class A	808,624	809
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,102,000	774
[1]	Yuzhou Group Holdings Co. Ltd.	9,421,383	761
*	Suning Universal Co. Ltd. Class A	1,184,575	757
	Yango Group Co. Ltd. Class A	1,605,275	727
	Greenland Hong Kong Holdings Ltd.	3,615,000	712
*	Grandjoy Holdings Group Co. Ltd. Class A	1,192,302	705
*	Gree Real Estate Co. Ltd. Class A	716,889	687
[1]	JY Grandmark Holdings Ltd.	2,040,000	674
	DaFa Properties Group Ltd.	1,142,970	668
	Beijing North Star Co. Ltd. Class H	4,358,000	655
	Lushang Health Industry Development Co. Ltd. Class A	372,098	641
*	Yida China Holdings Ltd.	4,082,000	626
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,202,109	620
	Shanghai Shimao Co. Ltd. Class A	1,195,104	616
*	Jingrui Holdings Ltd.	2,325,000	612
*	GR Properties Ltd.	4,376,000	583
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	294,396	541
	Greattown Holdings Ltd. Class A	895,512	506
	China World Trade Center Co. Ltd. Class A	228,364	493
	Central China Real Estate Ltd.	4,524,000	489

		Shares	Market Value ($000)
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	345,436	474
*,1	Shinsun Holdings Group Co. Ltd.	3,357,000	461
	Hefei Urban Construction Development Co. Ltd. Class A	317,300	409
	Chongqing Dima Industry Co. Ltd. Class A	979,187	369
*	Zhong An Group Ltd.	9,507,000	368
*	Sichuan Languang Development Co. Ltd. Class A	1,166,344	365
	Shenzhen Properties & Resources Development Group Ltd. Class A	203,800	352
	Shenzhen Zhenye Group Co. Ltd. Class A	516,934	350
*	Sanxun Holdings Group Ltd.	844,000	323
*	Red Star Macalline Group Corp. Ltd. Class A	203,941	279
*,1	Fantasia Holdings Group Co. Ltd.	6,641,943	269
	Beijing North Star Co. Ltd. Class A	639,373	258
*	Xinji Shaxi Group Co. Ltd.	3,072,000	237
[1,3]	China Vast Industrial Urban Development Co. Ltd.	1,171,000	223
*,1,2	Sinic Holdings Group Co. Ltd. Class H	2,979,000	191
*	Silver Grant International Holdings Group Ltd.	2,162,000	134
			481,079
Egypt (0.1%)
	Talaat Moustafa Group	4,649,218	2,759
	Medinet Nasr Housing	4,171,816	757
	Heliopolis Housing	1,848,100	743
	Palm Hills Developments SAE	6,502,877	727
*	Emaar Misr for Development SAE	2,958,705	547
			5,533
Finland (0.3%)
	Kojamo OYJ	716,678	16,431
*,1	Citycon OYJ	362,713	2,903
			19,334
France (2.8%)
*	Unibail-Rodamco-Westfield	553,237	42,155
	Gecina SA	258,315	35,051
*,1	Klepierre SA	937,425	24,934
	Covivio	224,700	18,764
	ICADE	151,706	10,954
	Nexity SA	234,212	9,807
	Altarea SCA	20,206	3,601
	Carmila SA	214,759	3,572
	Mercialys SA	235,847	2,615
			151,453
Germany (6.5%)
	Vonovia SE	3,690,026	210,168
	LEG Immobilien SE (XETR)	346,194	45,926
	Aroundtown SA	4,596,702	28,392
	TAG Immobilien AG	696,187	18,385
	Grand City Properties SA	495,047	10,926
	alstria office REIT AG	425,368	9,323
	Deutsche Wohnen SE	227,666	9,275
[1,3]	ADLER Group SA	389,725	4,609
	Deutsche EuroShop AG	234,250	4,401
[3]	Instone Real Estate Group SE	222,747	3,964
	Hamborner REIT AG	335,199	3,687
	DIC Asset AG	174,686	3,005
			352,061
Greece (0.0%)
*	LAMDA Development SA	326,360	2,578

		Shares	Market Value ($000)
Hong Kong (8.4%)
	Sun Hung Kai Properties Ltd.	7,299,941	89,063
	Link REIT	9,943,789	85,373
	CK Asset Holdings Ltd.	9,350,113	62,416
	Wharf Real Estate Investment Co. Ltd.	7,359,652	35,003
	Hongkong Land Holdings Ltd.	5,540,412	30,006
	Henderson Land Development Co. Ltd.	6,205,936	27,140
*,3	ESR Cayman Ltd.	6,801,600	23,062
	Sino Land Co. Ltd.	14,776,022	19,145
	Hang Lung Properties Ltd.	8,753,932	18,728
	Swire Properties Ltd.	4,993,400	13,311
	Hang Lung Group Ltd.	3,942,103	8,773
	Hysan Development Co. Ltd.	2,848,655	8,744
	Kerry Properties Ltd.	2,773,832	7,836
	Fortune REIT	6,824,861	7,039
	Champion REIT	9,005,512	4,531
*	Shun Tak Holdings Ltd.	11,136,000	2,952
	Sunlight REIT	4,925,400	2,681
	K Wah International Holdings Ltd.	6,693,338	2,621
	Prosperity REIT	5,963,649	2,318
	Far East Consortium International Ltd.	5,367,000	1,943
	Zensun Enterprises Ltd.	2,551,000	1,444
*	SF REIT	2,462,000	1,166
			455,295
India (1.6%)
	DLF Ltd.	2,932,668	15,530
*	Godrej Properties Ltd.	553,406	12,802
	Embassy Office Parks REIT	2,515,176	12,448
*	Macrotech Developers Ltd.	410,558	7,185
*	Oberoi Realty Ltd.	551,318	6,811
	Phoenix Mills Ltd.	439,572	5,893
[3]	Mindspace Business Parks REIT	1,038,729	4,791
	Prestige Estates Projects Ltd.	665,382	4,397
	Brigade Enterprises Ltd.	610,697	4,113
*	Indiabulls Real Estate Ltd.	1,602,379	3,127
[3]	Brookfield India Real Estate Trust	655,237	2,645
	Sobha Ltd.	168,591	1,938
	Sunteck Realty Ltd.	229,823	1,586
*	Mahindra Lifespace Developers Ltd.	348,946	1,179
	NESCO Ltd.	101,212	792
*	Hemisphere Properties India Ltd.	360,320	666
			85,903
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	43,176,927	2,740
	Ciputra Development Tbk PT	41,360,191	2,528
*	Pakuwon Jati Tbk PT	70,825,328	2,129
*	Summarecon Agung Tbk PT	42,273,181	2,010
*,2	Hanson International Tbk PT	444,252,900	1,544
*	Lippo Karawaci Tbk PT	154,618,749	1,422
*	Mega Manunggal Property Tbk PT	21,225,300	690
*	Kawasan Industri Jababeka Tbk PT	52,932,800	590
*	Alam Sutera Realty Tbk PT	56,270,297	577
	Puradelta Lestari Tbk PT	43,591,000	567
*	Pollux Properti Indonesia Tbk PT	8,391,000	503
*,2	Armidian Karyatama Tbk PT	34,315,100	119
			15,419

		Shares	Market Value ($000)
Ireland (0.1%)
	Hibernia REIT plc	3,137,282	4,481
	Irish Residential Properties REIT plc	2,026,913	3,817
			8,298
Israel (2.3%)
	Azrieli Group Ltd.	172,906	15,633
	Alony Hetz Properties & Investments Ltd.	710,473	13,272
	Mivne Real Estate KD Ltd.	2,813,377	12,030
*	Melisron Ltd.	107,956	9,511
	Big Shopping Centers Ltd.	52,064	8,366
	Amot Investments Ltd.	904,363	7,673
*	Airport City Ltd.	312,605	7,620
	REIT 1 Ltd.	849,369	6,170
	Mega Or Holdings Ltd.	106,828	4,863
*	Summit Real Estate Holdings Ltd.	167,955	4,163
	Sella Capital Real Estate Ltd.	1,020,660	3,742
	Israel Canada T.R Ltd.	581,427	3,617
	Gav-Yam Lands Corp. Ltd.	278,255	3,539
	YH Dimri Construction & Development Ltd.	32,941	3,440
	Gazit-Globe Ltd.	323,475	3,377
	AFI Properties Ltd.	46,303	2,963
	Blue Square Real Estate Ltd.	23,566	2,135
	Electra Real Estate Ltd.	97,140	2,127
	Isras Investment Co. Ltd.	7,690	1,998
*	Brack Capital Properties NV	10,994	1,825
*	Property & Building Corp. Ltd.	12,952	1,723
	Norstar Holdings Inc.	114,386	1,691
	Prashkovsky Investments and Construction Ltd.	30,605	1,390
	Israel Land Development - Urban Renewal Ltd.	74,865	1,259
			124,127
Italy (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SpA	255,399	1,189
[3]	COIMA RES SpA	104,607	856
			2,045
Japan (21.1%)
	Mitsui Fudosan Co. Ltd.	4,588,157	98,358
	Mitsubishi Estate Co. Ltd.	6,614,745	95,268
	Daiwa House Industry Co. Ltd.	3,166,574	92,411
	Sumitomo Realty & Development Co. Ltd.	2,262,667	70,007
	Nippon Building Fund Inc.	7,854	45,484
	Nippon Prologis REIT Inc.	12,261	38,257
	Daito Trust Construction Co. Ltd.	327,525	37,556
	Japan Real Estate Investment Corp.	6,585	36,211
	GLP J-REIT	21,324	34,323
	Nomura Real Estate Master Fund Inc.	22,399	31,077
	Daiwa House REIT Investment Corp.	10,027	29,870
	Japan Metropolitan Fund Investment	33,197	27,976
	Hulic Co. Ltd.	2,808,637	27,147
[1]	Advance Residence Investment Corp.	6,574	19,382
	Orix JREIT Inc.	13,126	18,837
	United Urban Investment Corp.	14,830	17,522
[1]	Industrial & Infrastructure Fund Investment Corp.	9,818	16,460
	Tokyu Fudosan Holdings Corp.	2,874,144	15,745
	Japan Prime Realty Investment Corp.	4,551	14,867
	Tokyo Tatemono Co. Ltd.	991,883	14,785
	Sekisui House REIT Inc.	21,059	14,344
	LaSalle Logiport REIT	8,484	13,572

		Shares	Market Value ($000)
	Nomura Real Estate Holdings Inc.	554,629	12,988
	Nippon Accommodations Fund Inc.	2,387	12,924
	Kenedix Office Investment Corp.	2,042	12,399
[4]	Mitsui Fudosan Logistics Park Inc.	2,473	12,180
	Activia Properties Inc.	3,563	12,060
[1]	Japan Logistics Fund Inc.	4,305	11,933
	Japan Hotel REIT Investment Corp.	21,176	10,324
	Daiwa Securities Living Investments Corp.	10,497	10,272
[1]	AEON REIT Investment Corp.	8,042	10,229
	Frontier Real Estate Investment Corp.	2,414	10,187
[1]	Mori Hills REIT Investment Corp.	7,729	9,482
	Invincible Investment Corp.	28,883	9,098
	NTT UD REIT Investment Corp.	6,639	8,929
	Hulic REIT Inc.	6,074	8,730
	Daiwa Office Investment Corp.	1,388	8,697
[1]	Kenedix Residential Next Investment Corp.	4,729	8,244
[1]	Comforia Residential REIT Inc.	2,989	8,018
	Mitsubishi Estate Logistics REIT Investment Corp.	1,858	7,300
	Katitas Co. Ltd.	239,192	7,296
	NIPPON REIT Investment Corp.	2,146	7,231
[1]	Tokyu REIT Inc.	4,427	7,153
	Japan Excellent Inc.	6,092	7,006
	Aeon Mall Co. Ltd.	456,083	6,593
	Kenedix Retail REIT Corp.	2,766	6,474
	Hoshino Resorts REIT Inc.	1,065	6,018
	Mori Trust Sogo REIT Inc.	4,581	5,550
	Heiwa Real Estate REIT Inc.	4,395	5,406
	Heiwa Real Estate Co. Ltd.	157,732	5,388
	Ichigo Office REIT Investment Corp.	7,171	5,120
	Fukuoka REIT Corp.	3,423	4,813
	CRE Logistics REIT Inc.	2,688	4,671
	Global One Real Estate Investment Corp.	4,573	4,505
	Star Asia Investment Corp.	8,469	4,457
	Hankyu Hanshin REIT Inc.	3,289	4,260
*	SOSiLA Logistics REIT Inc.	2,903	4,063
[1]	Itochu Advance Logistics Investment Corp.	2,683	3,660
	Starts Corp. Inc.	157,500	3,429
	Samty Residential Investment Corp.	3,349	3,407
	Mirai Corp.	7,883	3,313
	One REIT Inc.	1,264	3,279
	Ichigo Inc.	1,174,900	2,889
	Takara Leben Real Estate Investment Corp.	2,735	2,766
	Keihanshin Building Co. Ltd.	209,600	2,426
	SAMTY Co. Ltd.	127,100	2,308
	Sankei Real Estate REIT Inc.	2,210	2,211
[1]	ESCON Japan REIT Investment Corp.	1,681	1,975
	Starts Proceed Investment Corp.	1,047	1,963
[1]	Health Care & Medical Investment Corp.	1,463	1,671
	Tosei REIT Investment Corp.	1,413	1,599
	Mori Trust Hotel REIT Inc.	1,509	1,552
	TOC Co. Ltd.	225,429	1,403
*	Leopalace21 Corp.	876,150	1,286
	Tosei Corp.	132,800	1,216
	Sun Frontier Fudousan Co. Ltd.	131,200	1,191
*	SRE Holdings Corp.	29,900	1,159
	Goldcrest Co. Ltd.	70,540	1,106
	Takara Leben Co. Ltd.	396,152	1,079
	Xymax REIT Investment Corp.	998	1,079

		Shares	Market Value ($000)
[1]	Shinoken Group Co. Ltd.	112,100	959
[1]	Nippon Commercial Development Co. Ltd.	56,300	838
[1]	CRE Inc.	56,500	833
	Ichigo Hotel REIT Investment Corp.	1,206	812
*,1	TKP Corp.	73,700	789
[1]	Marimo Regional Revitalization REIT Inc.	710	785
	Star Mica Holdings Co. Ltd.	57,800	699
[1]	Ooedo Onsen REIT Investment Corp.	1,105	593
	Airport Facilities Co. Ltd.	121,000	575
	Japan Property Management Center Co. Ltd.	64,700	551
[1]	Arealink Co. Ltd.	42,600	540
[1]	Tokyo Rakutenchi Co. Ltd.	14,400	482
[1]	Dear Life Co. Ltd.	103,800	475
[1]	Good Com Asset Co. Ltd.	39,100	367
[1]	Ardepro Co. Ltd.	835,200	358
*,1	Mirainovate Co. Ltd.	183,129	278
*	Daibiru Corp.	6,300	121
			1,147,479
Kuwait (0.1%)
*	National Real Estate Co. KPSC	4,319,079	3,219
	Commercial Real Estate Co. KSC	6,801,001	2,815
*	Kuwait Real Estate Co. KSC	2,731,841	1,642
*	Al Mazaya Holding Co. KSCP	2,302,856	591
			8,267
Malaysia (0.5%)
	KLCCP Stapled Group	2,405,770	3,682
	Sunway REIT	8,677,834	2,882
	IGB REIT	7,401,400	2,722
	Axis REIT	5,113,400	2,274
	IOI Properties Group Bhd.	9,292,300	2,267
*	SP Setia Bhd. Group	6,362,000	1,875
	Sime Darby Property Bhd.	12,788,200	1,773
	Matrix Concepts Holdings Bhd.	2,820,028	1,509
	Eco World Development Group Bhd. (XKLS)	5,930,400	1,314
	UOA Development Bhd.	3,293,000	1,288
	Mah Sing Group Bhd.	7,343,825	1,186
	Pavilion REIT	3,374,000	1,016
	OSK Holdings Bhd	4,255,800	874
	YTL Hospitality REIT	3,736,200	808
*	YNH Property Bhd.	1,232,700	772
*	UEM Sunrise Bhd.	5,575,165	416
	Eco World International Bhd	4,131,600	407
*	Eastern & Oriental Bhd.	2,335,000	340
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	125
*	Eco World Development Group Bhd. Warrants Exp. 3/26/22	450,320	—
			27,530
Mexico (0.7%)
	Fibra Uno Administracion SA	14,050,185	14,440
	Corp. Inmobiliaria Vesta SAB de CV	3,138,650	5,945
	PLA Administradora Industrial S de RL de CV	3,865,708	5,410
	Prologis Property Mexico SA de CV	2,108,819	5,245
	Concentradora Fibra Danhos SA de CV	4,094,998	4,411
[3]	Macquarie Mexico Real Estate Management SA de CV	3,565,690	4,154
			39,605
Netherlands (0.3%)
[3]	CTP NV	284,564	5,789
	Eurocommercial Properties NV	187,065	4,524

		Shares	Market Value ($000)
	NSI NV	84,001	3,483
	Wereldhave NV	190,710	2,930
	Vastned Retail NV	86,484	2,421
			19,147
New Zealand (0.5%)
	Goodman Property Trust	4,966,692	8,124
	Precinct Properties New Zealand Ltd.	6,159,728	6,544
	Kiwi Property Group Ltd.	7,440,627	5,574
	Vital Healthcare Property Trust	1,982,424	4,065
	Argosy Property Ltd.	4,051,400	3,986
			28,293
Norway (0.4%)
[3]	Entra ASA	865,437	19,060
	Selvaag Bolig ASA	209,298	1,232
			20,292
Other (0.5%)[5]
[6]	Vanguard Real Estate ETF	250,514	26,615
Philippines (1.3%)
	SM Prime Holdings Inc.	53,484,107	36,987
	Ayala Land Inc.	27,938,560	19,727
	Robinson's Land Corp.	9,505,772	3,422
	Megaworld Corp.	55,328,100	3,372
	AREIT Inc.	2,833,820	2,817
	Filinvest REIT Corp.	8,963,600	1,341
	DDMP REIT Inc.	30,906,000	1,085
	Vista Land & Lifescapes Inc.	14,774,178	1,011
	Filinvest Land Inc.	39,829,000	851
	DoubleDragon Properties Corp.	3,498,860	478
			71,091
Poland (0.1%)
[1]	Develia SA	2,197,077	1,818
*	EPP NV	2,087,245	1,471
			3,289
Qatar (0.2%)
	Barwa Real Estate Co.	9,048,332	8,354
*	Ezdan Holding Group QSC	7,460,285	2,980
			11,334
Romania (0.0%)
	MAS Real Estate Inc.	1,997,288	2,678
Russia (0.0%)
	Etalon Group plc GDR (Registered)	993,429	1,209
	INGRAD PJSC	43,530	1,058
			2,267
Saudi Arabia (0.7%)
*	Emaar Economic City	2,630,976	9,083
*	Dar Al Arkan Real Estate Development Co.	2,512,534	6,923
	Arabian Centres Co. Ltd.	498,113	3,056
	Arriyadh Development Co.	415,827	3,009
	Jadwa REIT Saudi Fund	584,002	2,479
*	Saudi Real Estate Co.	396,099	2,244
	Al Rajhi REIT	566,526	1,725
	Derayah REIT	480,969	1,622
	Riyad REIT Fund	580,774	1,553
	Alandalus Property Co.	206,521	1,058
	Musharaka Real Estate Income Fund	292,854	771

		Shares	Market Value ($000)
	Alahli REIT Fund 1	193,537	629
	Alkhabeer REIT	246,220	595
	Al Maather REIT Fund	197,064	494
	Sedco Capital REIT Fund	152,904	448
*	Swicorp Wabel REIT	203,729	387
			36,076
Singapore (5.6%)
	CapitaLand Integrated Commercial Trust	23,713,468	34,188
	Ascendas REIT	15,951,884	32,715
*	Capitaland Investment Ltd.	11,854,238	30,416
	Mapletree Logistics Trust	14,198,123	17,869
	Mapletree Industrial Trust	9,229,891	17,193
	Frasers Logistics & Commercial Trust	13,842,552	14,083
	Mapletree Commercial Trust	10,389,641	13,907
	UOL Group Ltd.	2,240,478	12,150
	City Developments Ltd.	2,243,990	11,788
	Suntec REIT	10,271,927	11,601
	Keppel DC REIT	6,252,524	9,925
	Frasers Centrepoint Trust	5,076,440	8,522
	Mapletree North Asia Commercial Trust	10,247,366	8,220
	Keppel REIT	9,286,215	7,740
	Ascott Residence Trust	9,157,622	6,939
	Parkway Life REIT	1,834,397	6,524
	CapitaLand China Trust	5,347,308	4,687
	Manulife US REIT	6,899,510	4,460
	ESR-REIT	13,269,598	4,181
	Cromwell European REIT	1,477,366	3,850
	ARA LOGOS Logistics Trust	6,262,731	3,831
	OUE Commercial REIT	11,345,567	3,448
	Ascendas India Trust	3,447,300	3,327
	SPH REIT	4,458,500	3,177
	Starhill Global REIT	6,654,968	3,064
	Wing Tai Holdings Ltd.	2,342,600	3,063
	CDL Hospitality Trusts	3,611,106	3,039
	Keppel Pacific Oak US REIT	3,702,500	2,742
	Lendlease Global Commercial REIT	4,235,900	2,580
	Yanlord Land Group Ltd.	2,665,004	2,278
	AIMS APAC REIT	2,144,976	2,211
	Prime US REIT	2,652,400	2,058
	Far East Hospitality Trust	4,957,492	2,043
	Sasseur REIT	2,474,000	1,459
	OUE Ltd.	1,461,500	1,431
	First REIT	5,731,926	1,299
	IREIT Global	1,914,353	900
	Tuan Sing Holdings Ltd.	2,398,300	791
	EC World REIT	1,229,600	656
*,2	Eagle Hospitality Trust	2,602,300	356
			304,711
South Africa (1.3%)
	Growthpoint Properties Ltd.	16,255,401	15,449
	NEPI Rockcastle plc	2,250,272	15,302
	Redefine Properties Ltd.	25,807,942	6,867
	Resilient REIT Ltd.	1,537,265	6,047
	Equites Property Fund Ltd.	3,569,506	4,979
	Fortress REIT Ltd. Class A	5,688,441	4,781
	Hyprop Investments Ltd.	1,627,926	3,824
	Vukile Property Fund Ltd.	4,253,961	3,292

		Shares	Market Value ($000)
	Investec Property Fund Ltd.	2,807,195	2,225
	Stor-Age Property REIT Ltd.	2,141,702	2,037
*	Attacq Ltd.	3,715,159	1,869
	SA Corporate Real Estate Ltd.	11,929,326	1,860
*	Fortress REIT Ltd. Class B	4,042,457	958
	Emira Property Fund Ltd.	1,426,236	938
	Fairvest Ltd.	3,973,005	901
			71,329
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	695,521	3,365
	LOTTE REIT Co. Ltd.	572,411	2,469
	JR Global REIT	545,716	2,369
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	439,708	1,644
	Shinhan Alpha REIT Co. Ltd.	197,563	1,321
	Korea Real Estate Investment & Trust Co. Ltd.	664,567	1,304
	SK D&D Co. Ltd.	37,059	823
	Koramco Energy Plus REIT	156,931	810
	IGIS Value Plus REIT Co. Ltd.	116,702	545
			14,650
Spain (0.6%)
	Merlin Properties Socimi SA	1,584,913	17,917
	Inmobiliaria Colonial Socimi SA	1,283,743	11,336
[3]	Aedas Homes SA	86,602	2,358
	Lar Espana Real Estate Socimi SA	298,426	1,804
[3]	Metrovacesa SA	215,964	1,598
			35,013
Sweden (4.3%)
*	Fastighets AB Balder Class B	499,286	33,077
	Samhallsbyggnadsbolaget i Norden AB	5,324,921	32,115
	Castellum AB	1,358,182	31,990
	Sagax AB Class B	788,400	23,014
	Fabege AB	1,285,285	19,176
	Wallenstam AB Class B	994,810	15,657
	Wihlborgs Fastigheter AB	633,695	13,102
	Nyfosa AB	802,725	12,496
	Hufvudstaden AB Class A	557,962	7,969
	Catena AB	138,717	7,874
*	Pandox AB Class B	422,822	6,147
	Cibus Nordic Real Estate AB	189,479	5,219
	Atrium Ljungberg AB Class B	226,592	4,904
	Dios Fastigheter AB	407,786	4,540
	NP3 Fastigheter AB	136,433	4,246
	Platzer Fastigheter Holding AB Class B	297,580	3,936
*	K-fast Holding AB Class B	296,666	2,226
	Samhallsbyggnadsbolaget i Norden AB Class D	672,707	2,199
	Akelius Residential Property AB Class D	1,044,833	1,951
*	Sagax AB Class D	556,809	1,890
*	Annehem Fastigheter AB Class B	191,073	720
			234,448
Switzerland (1.7%)
	Swiss Prime Site AG (Registered)	360,866	35,681
	PSP Swiss Property AG (Registered)	217,852	26,415
	Allreal Holding AG (Registered)	71,570	15,529
	Mobimo Holding AG (Registered)	31,303	10,244
	Intershop Holding AG	5,865	3,874
			91,743

		Shares	Market Value ($000)
Taiwan (1.0%)
	Ruentex Development Co. Ltd.	6,493,580	15,120
	Highwealth Construction Corp.	5,025,598	8,501
	Huaku Development Co. Ltd.	1,096,854	3,598
	Chong Hong Construction Co. Ltd.	1,054,297	2,818
	Prince Housing & Development Corp.	5,081,478	2,378
	Kindom Development Co. Ltd.	1,724,900	2,224
	Farglory Land Development Co. Ltd.	960,631	2,220
	Cathay Real Estate Development Co. Ltd.	2,231,100	1,521
	Hung Sheng Construction Ltd.	1,627,520	1,400
	Sakura Development Co. Ltd.	1,103,931	1,226
*	Chung Lien Co. Ltd.	384,000	1,107
*	Kuo Yang Construction Co. Ltd.	1,226,802	1,028
	ZongTai Real Estate Development Co. Ltd.	686,516	970
	Advancetek Enterprise Co. Ltd.	1,194,000	956
	KEE TAI Properties Co. Ltd.	1,879,869	812
	Hong Pu Real Estate Development Co. Ltd.	1,002,194	796
*	Shining Building Business Co. Ltd.	2,114,869	788
*	King's Town Construction Co. Ltd.	542,000	742
	Huang Hsiang Construction Corp.	509,000	722
*	Delpha Construction Co. Ltd.	1,360,000	715
	Yungshin Construction & Development Co. Ltd.	289,000	680
	Hung Ching Development & Construction Co. Ltd.	632,000	668
	GTM Holdings Corp.	619,000	591
	Yea Shin International Development Co. Ltd.	619,000	508
*	Taiwan Land Development Corp.	3,341,000	476
			52,565
Thailand (1.0%)
	Central Pattana PCL	6,330,900	10,405
*	CPN Retail Growth Leasehold REIT	9,507,235	5,257
	Land & Houses PCL (Registered)	17,003,900	5,023
	WHA Corp. PCL	38,533,886	3,976
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,388,530	3,228
	Supalai PCL	3,904,881	2,666
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,127,396	2,439
	Frasers Property THA	6,954,700	2,298
	Amata Corp. PCL	2,583,923	1,670
	Origin Property PCL Class F	4,265,798	1,485
[1]	Quality Houses PCL	20,342,600	1,446
	AP Thailand PCL	4,322,820	1,329
	Bangkok Land PCL	41,154,995	1,313
*	MBK PCL	3,232,892	1,248
	Pruksa Holding PCL	2,817,300	1,232
*	IMPACT Growth REIT	2,770,000	1,216
*	Pruksa Real Estate PCL	3,024,500	988
	SC Asset Corp. PCL	8,213,540	940
*	Sansiri PCL	22,369,825	895
	Hemaraj Leasehold REIT	3,302,800	872
*,1	U City PCL Class F	13,441,624	797
*	Singha Estate PCL	13,481,700	791
	Ally Leasehold REIT (XBKK)	3,321,700	653
	Noble Development PCL	2,908,128	553
[1]	LPN Development PCL	2,237,500	340
*	Sansiri PCL NDVR	4,335,675	173
*	IMPACT Growth REIT (XBKK)	70,200	31
	SC Asset Corp. PCL NVDR	251,197	29
*	MBK PCL Warrants Exp. 11/15/23	127,968	24
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	22

		Shares	Market Value ($000)
	S Prime Growth Leasehold REIT	73,400	14
*,2	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	7
			53,360
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,179,467	1,666
	Yeni Gimat Gayrimenkul Ortakligi A/S	618,399	985
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,123,195	739
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,204,979	689
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,508,095	477
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	2,223,143	288
			4,844
United Arab Emirates (1.0%)
	Emaar Properties PJSC	18,955,097	25,257
	Aldar Properties PJSC	18,300,039	20,653
*	Emaar Development PJSC	3,990,331	4,709
*	RAK Properties PJSC	4,530,375	1,018
*	Deyaar Development PJSC	6,662,554	870
*	Manazel PJSC	5,880,245	788
*	Eshraq Investments PJSC	5,062,592	459
			53,754
United Kingdom (8.6%)
	Segro plc	5,713,317	100,724
	Land Securities Group plc	3,570,504	38,349
	British Land Co. plc	4,457,616	33,332
	Tritax Big Box REIT plc	8,867,974	28,445
	UNITE Group plc	1,895,126	26,515
	Derwent London plc	532,734	24,616
	Safestore Holdings plc	1,002,089	17,181
	Big Yellow Group plc	821,963	16,585
	LondonMetric Property plc	4,326,343	15,588
	Grainger plc	3,525,553	14,358
	Assura plc	14,007,043	12,669
	Great Portland Estates plc	1,203,187	12,466
	Primary Health Properties plc	6,337,421	12,291
	Shaftesbury plc	1,365,711	11,467
[1]	Hammerson plc	19,918,050	10,500
	Sirius Real Estate Ltd.	5,544,681	9,692
	Capital & Counties Properties plc	4,033,997	9,383
	Supermarket Income REIT plc	4,701,231	7,522
	Workspace Group plc	609,412	6,963
	LXI REIT plc	3,317,350	6,582
	BMO Commercial Property Trust Ltd.	3,788,331	5,854
	UK Commercial Property REIT Ltd.	4,066,393	4,497
	Home REIT plc	2,663,930	4,183
	Civitas Social Housing REIT plc	2,949,000	3,834
	Picton Property Income Ltd.	2,597,628	3,611
	PRS REIT plc	2,603,345	3,539
	Empiric Student Property REIT plc	2,859,723	3,356
	Helical plc	521,175	3,040
	Custodian REIT plc	1,993,369	2,842
	CLS Holdings plc	873,513	2,647
	Impact Healthcare REIT plc (XLON)	1,678,050	2,604
	Phoenix Spree Deutschland Ltd.	486,151	2,551
[3]	Regional REIT Ltd.	2,054,207	2,471
[3]	Triple Point Social Housing REIT plc	1,758,533	2,211
	Standard Life Investment Property Income Trust REIT Ltd.	1,931,038	2,144
	Schroder REIT Ltd.	2,784,963	2,046

		Shares	Market Value ($000)
	NewRiver REIT plc	1,452,829	1,802
	AEW UK REIT plc	756,833	1,183
*	LXI REIT plc (XLON)	393,789	26
*	Impact Healthcare REIT plc	209,755	4
*,1,2	Intu Properties plc	5,001,586	—
			469,673
Total Common Stocks (Cost $5,478,885)			5,395,091
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[7,8]	Vanguard Market Liquidity Fund, 0.120% (Cost $222,160)	2,221,841	222,162
Total Investments (103.1%) (Cost $5,701,045)			5,617,253
Other Assets and Liabilities—Net (-3.1%)			(170,489)
Net Assets (100%)			5,446,764
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $197,488,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $135,000,000, representing 2.5% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $210,473,000 was received for securities on loan.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	43	9,684	(220)
MSCI Emerging Markets Index	March 2022	442	27,068	(55)
Topix Index	March 2022	85	14,023	(581)
				(856)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	3/16/22	EUR	32,632	USD	36,828	—	(131)
State Street Bank & Trust Co.	4/4/22	GBP	4,877	USD	6,593	—	(36)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	4/4/22	HKD	10,407	USD	1,335	—	(1)
State Street Bank & Trust Co.	4/4/22	JPY	514,745	USD	4,434	42	—
Standard Chartered Bank	3/16/22	JPY	339,490	USD	2,959	—	(8)
Bank of America, N.A.	3/16/22	USD	2,686	AUD	3,776	15	—
State Street Bank & Trust Co.	4/4/22	USD	1,296	AUD	1,791	29	—
State Street Bank & Trust Co.	4/4/22	USD	564	CHF	516	6	—
Deutsche Bank AG	3/16/22	USD	38,231	EUR	33,717	314	—
State Street Bank & Trust Co.	3/16/22	USD	12,642	EUR	11,167	83	—
JPMorgan Chase Bank, N.A.	4/4/22	USD	131	EUR	116	1	—
Royal Bank of Canada	3/16/22	USD	5,775	GBP	4,358	—	(85)
Toronto-Dominion Bank	3/16/22	USD	2,995	GBP	2,267	—	(54)
Toronto-Dominion Bank	3/16/22	USD	3,847	HKD	29,990	1	—
Bank of America, N.A.	3/16/22	USD	401	JPY	45,525	5	—
						496	(315)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	232,618	7,915	—	240,533
Common Stocks—Other	27,820	5,124,521	2,217	5,154,558
Temporary Cash Investments	222,162	—	—	222,162
Total	482,600	5,132,436	2,217	5,617,253
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	496	—	496
Liabilities
Futures Contracts[1]	856	—	—	856
Forward Currency Contracts	—	315	—	315
Total	856	315	—	1,171
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	191,399	NA1	NA1	(6)	(5)	6	—	222,162
Vanguard Real Estate ETF	28,276	10,133	11,244	524	(1,074)	241	—	26,615
Total	219,675			518	(1,079)	247	—	248,777
1	Not applicable—purchases and sales are for temporary cash investment purposes.